Equity in Net (Losses) Earnings of Affiliates - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 708,664	$ 703,225
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	444,525	467,097
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	258,690	228,696
OneLNG
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	0	2,047
ECGS
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 5,449	$ 5,385